Supplemental Cash Flow Disclosures - Non-Cash Transactions	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Cash Flow, Supplemental Disclosures [Text Block]
Note 14 — Supplemental Cash Flow Disclosures — Non-Cash Transactions

Non-cash Investing and Financing transactions for years ended December 31 include:

	2014	2013
Conversion of convertible debt to common stock	$3,067,423	$523,927
Reclassification of the unamortized balance of debt discount and derivative liability, related to the extinguishment and conversion of the subordinated convertible debt, to additional paid-in capital	2,860,627	—
Derivative liability created from conversion option embedded in Deerfield convertible credit facility	8,825,935	—
Effect of modification of convertible debt	—	151,032
Common Stock issued for committed equity financing facility	—	204,015
Warrants issued for term loan modification	—	151,758
Warrants issued for term loan	—	568,324
Common stock and warrants issued for release of security interest in patents	—	325,693
Warrants issued in connection with convertible debt and equity facility	29,137,682	1,353,842
Derivative liability for embedded conversion option	—	965,484
Common stock issued for professional services	—	17,850
Common stock issued for settlement of contingency	39,150	39,150
Reclassification of warrant derivative liability to additional paid-in capital as a result of the expiration of non-standard anti-dilution clause contained in warrants	1,331,776	—
Issuance of common stock in connection with convertible debt facility	1,050,000	—
Common stock issued to satisfy contingent consideration	127	—
Accrued property and equipment	64,108	—

Cash paid for interest was $379,000 and $564,000 in 2014 and 2013, respectively. There were no income taxes paid in 2014 and 2013.